SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares upon exercise
Outstanding at beginning of year	487,839	675,986	1,134,256
Forfeited	(72,480)	(139,494)	(30,861)
Exercised	(1,364)	(48,653)	(427,409)
Outstanding at end of year	413,995	487,839	675,986
Exercisable at end of year	413,995	487,839	660,986
Vested and expected to vest	413,995	487,839	675,584
Weighted average exercise price
Outstanding at beginning of year	$ 5.96	$ 7.99	$ 7.68
Forfeited	9.04	16.08	16.78
Exercised	0.03	5.01	6.54
Outstanding at end of year	5.44	5.96	7.99
Exercisable at end of year	5.44	5.96	8.04
Vested and expected to vest	$ 5.44	$ 5.96	$ 7.99